Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2023
Lytus Technologies Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation			India
Shareholding and Voting Power	100.00%	100.00%
Sri Sai Cable and Broadband Private Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation			India
Shareholding and Voting Power	51.00%
Lytus Technologies Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation			United States
Shareholding and Voting Power		100.00%
Global Health Sciences, Inc.[Member]
Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation			United States
Shareholding and Voting Power		75.00%